Pacific NoS Global EM Equity Active ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks - 91.9%
Argentina - 2.8%
a
YPF SA - ADR
(a)
..................................................................................... 127,082 $ 5,873,730
Canada - 2.9%
a
Capstone Copper Corp.
(a)
............................................................................... 350,802 2,636,891
Pan American Silver Corp. .............................................................................. 62,368 3,407,164
a
6,044,055
China - 23.4%
a
Alibaba Group Holding, Ltd. - Class W .................................................................... 591,816 8,982,692
Baidu, Inc. - ADR
(a)
................................................................................... 27,023 3,010,903
Contemporary Amperex Technology Co., Ltd. - Class A ......................................................... 125,700 7,309,240
Dongfang Electric Corp., Ltd. - Class H .................................................................... 354,100 1,535,598
Full Truck Alliance Co., Ltd. - ADR ....................................................................... 416,785 3,459,315
Haidilao International Holding, Ltd.
(b)
...................................................................... 2,024,000 3,683,896
JD.com, Inc. - ADR ................................................................................... 152,620 4,512,974
Ningbo Deye Technology Co., Ltd. - Class A ................................................................. 224,500 4,272,136
PICC Property & Casualty Co., Ltd. - Class H ................................................................ 1,644,000 2,990,158
Sinotruk Hong Kong, Ltd. .............................................................................. 619,500 3,064,234
Tongcheng Travel Holdings, Ltd. ......................................................................... 1,060,000 2,433,611
Yutong Bus Co., Ltd. - Class A ........................................................................... 700,141 3,634,385
a
48,889,142
Greece - 1.3%
a
National Bank of Greece SA ............................................................................ 176,480 2,691,223
India - 3.2%
a
ICICI Bank, Ltd. - ADR ............................................................................... 256,494 6,643,195
Indonesia - 2.7%
a
Bank Central Asia TBK PT ............................................................................. 5,824,872 2,210,740
Bank Mandiri Persero TBK PT .......................................................................... 11,930,900 3,313,651
a
5,524,391
Kazakhstan - 0.5%
a
Kaspi.KZ JSC - ADR
(a)
................................................................................ 14,600 1,081,422
Malaysia - 1.7%
a
Malayan Banking BHD ................................................................................ 1,300,800 3,649,565
Mexico - 3.2%
a
Grupo Financiero Banorte SAB de CV - Class O .............................................................. 280,999 3,096,028
Wal-Mart de Mexico SAB de CV ......................................................................... 1,079,561 3,482,552
a
6,578,580
Poland - 1.4%
a
Powszechna Kasa Oszczednosci Bank Polski SA .............................................................. 123,822 2,884,934
Republic of Korea - 14.8%
a
Kia Corp. .......................................................................................... 56,170 5,324,901
Samsung Electronics Co., Ltd. ........................................................................... 59,712 6,518,360
Samsung Electronics Co., Ltd. ........................................................................... 106,102 7,897,123
SK Square Co., Ltd.
(a)
................................................................................. 20,070 6,112,790

Pacific NoS Global EM Equity Active ETF
Schedule of Investments — continued
March 31, 2026 (Unaudited)
Shares Value
Common Stocks - 91.9% (continued)
Republic of Korea - 14.8% (continued)
SK, Inc. ........................................................................................... 18,213 $ 3,579,221
Woori Financial Group, Inc. ............................................................................. 78,505 1,642,729
a
31,075,124
Saudi Arabia - 1.4%
a
Saudi Awwal Bank ................................................................................... 303,993 3,021,622
South Africa - 7.1%
a
Absa Group, Ltd. .................................................................................... 304,796 4,294,654
FirstRand, Ltd. ...................................................................................... 567,819 2,857,423
Naspers, Ltd. - Class N ................................................................................ 117,154 5,899,346
Vodacom Group, Ltd. ................................................................................. 211,794 1,785,664
a
14,837,087
Switzerland - 0.9%
a
Coca-Cola HBC AG
(a)
................................................................................. 35,089 1,964,710
Taiwan - 18.8%
a
Lotes Co., Ltd. ...................................................................................... 78,856 5,056,453
MediaTek, Inc. ...................................................................................... 165,403 7,708,804
Minth Group, Ltd. .................................................................................... 856,900 3,545,552
Taiwan Semiconductor Manufacturing Co., Ltd. .............................................................. 319,037 17,563,501
United Microelectronics Corp. ........................................................................... 3,058,819 5,405,795
a
39,280,105
Thailand - 3.4%
a
Bangkok Bank PCL - NVDR ............................................................................ 611,700 3,088,176
CP ALL PCL - NVDR ................................................................................. 2,861,000 3,947,104
a
7,035,280
United Arab Emirates - 2.4%
a
Adnoc Gas PLC ..................................................................................... 2,301,397 2,004,865
Dubai Islamic Bank PJSC
(a)
............................................................................. 515,966 1,028,196
Emaar Properties PJSC ................................................................................ 590,170 1,879,778
a
4,912,839
a
Total Common Stocks (Cost $186,475,838) 191,987,004
Total Investments - 91.9% (Cost $186,475,838) 191,987,004
Net other assets (liabilities) - 8.1% 16,896,641
Net Assets - 100% $ 208,883,645
(a) Non-income producing
(b) Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the
Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of March 31, 2026, the aggregate value of these securities was $3,683,896 which represented 1.8% of the net assets of the Fund.
ADR              American Depositary Receipt
NVDR           Non-Voting Depository Receipt
PLC               Public Limited Company
SA                 Special Assessment

Pacific NoS Global EM Equity Active ETF
Schedule of Investments — continued
March 31, 2026 (Unaudited)
There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2026.
Total Return Swap Agreements - Long
Pay/Receive
(a)
Reference Entity Counterparty Shares
Termination
Date Financing Rate
Payment
Frequency
Notional
Amount
Unrealized
Appreciation
(Depreciation )
Receive SK Square Co., Ltd.
Goldman Sachs
International 301,475 12/31/26
Effective Federal
Funds Rate
(b)
+ 90 bps Monthly $ (115,156) $ (115,156)
(a) Receive represents that the Fund receives payment for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(b) The Effective Federal Funds Rate at March 31, 2026 was 3.64%.
Forward Currency Contracts
At March 31, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized Foreign
Exchange
Appreciation
(Depreciation)
Taiwanese Dollar 23,872,000 U.S. Dollar 800,000 BTIG, LLC 4/21/26 $ (52,233)
Taiwanese Dollar 25,560,000 U.S. Dollar 900,000 Citigroup 5/5/26 (98,538)
$ (150,771)
U.S. Dollar 1,900,000 Taiwanese Dollar 59,375,000 Citibank 4/21/26 $ 40,135
U.S. Dollar 400,000 Taiwanese Dollar 10,760,000 Citigroup 5/5/26 62,609
$ 102,744
Total Net Forward Currency Contracts $ (48,027)